Document and Entity Information	6 Months Ended
Sep. 30, 2019
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	ALKALINE WATER Co INC
Entity Central Index Key	0001532390
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false